Cover	Dec. 31, 2026	Feb. 19, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		Feb. 19, 2026
Entity Registrant Name		XPEL, INC.
Soliciting Material		false
City Area Code		(210)
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		XPEL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Written Communications		false
Local Phone Number		678-3700
Entity Incorporation, State or Country Code		NV
Entity File Number		001-38858
Entity Tax Identification Number		20-1117381
Entity Address, Postal Zip Code		78215
Entity Address, Address Line One		711 Broadway, Suite 320
Entity Address, State or Province		TX
Entity Address, City or Town		San Antonio
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Entity Central Index Key		0001767258